Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 963,487	$ 1,673,388	$ 1,491,953
Less: future finance cost	(65,836)	(169,449)	(111,540)
Total lease liability	897,651	1,503,939	1,380,413
Lease liabilities - short term	607,481	606,281	464,456
Lease liabilities - long term	290,170	897,658	915,957
Lease liabilities	897,651	1,503,939	1,380,413	$ 731,285
Not later than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	662,388	709,901	523,281
Later than 1 year and not later than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 301,099	$ 963,487	$ 968,672